Earnings Per Share - Narrative (Detail) - USD ($) shares in Millions, $ in Millions				3 Months Ended			6 Months Ended
	Mar. 04, 2016	Mar. 03, 2016	Mar. 04, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend paid				$ 0		$ 0	$ 0	$ 0
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issued (in shares)	137.0		137.0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares excluded from the calculation of diluted earnings per share (in shares)				3.5			3.5
Net Parent Company Investment | Common Stock | One-Time Cash Dividend
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend paid		$ 1,362			$ 1,362